UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|; Amendment Number:

 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PERELLA WEINBERG PARTNERS CAPITAL MANAGEMENT LP
         -----------------------------------------------
Address: 767 Fifth Avenue
         -----------------------------
         New York, New York 10153
         -----------------------------

13F File Number: 28-12930
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ajay Mehra
       ------------------------------------------
Title: Managing Director/Chief Compliance Officer
       ------------------------------------------
Phone: 212-287-3365
       ------------------------------------------

Signature, Place, and Date of Signing:


      /s/ Ajay Mehra                 New York, NY          February 13, 2008
     ------------------------      --------------------    -----------------
         [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      28-
         ------------------    ------------------------------------------------
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                         ---------------------------

Form 13F Information Table Entry Total:         61
                                         ---------------------------

Form 13F Information Table Value Total:         219,852
                                         ---------------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

            28-
      ----     ------------------------    ------------------------------------
      [Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

                                    TITLE OF                     VALUE   SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                       CLASS          CUSIP      x($1000)  PRN AMT  PRN  CALL  DISCRETN MANAGERS  SOLE  SHARED   NONE
--------------                      -------         -----      --------  -------  ---  ----  -------- --------- ----  ------   ----
AGRIA CORP                         ADR              00850H103    1586    1064418  SH         SOLE               1064418    0     0
ALLIANT TECHSYSTEMS INC COM ST     COMMON STOCK     018804104     540       6300  SH         SOLE                  6300    0     0
AMERICAN STS WTR CO                COMMON STOCK     029899101     897      27200  SH         SOLE                 27200    0     0
AMERICREDIT CORP                   COMMON STOCK     03060R101      86      10000  SH    PUT  SOLE                 10000    0     0
AMR CORP                           NOTE 4.500% 2/1  001765BB1     970    1000000  SH         SOLE               1000000    0     0
ARTESIAN RES CORP CL A COM STK     COMMON STOCK     043113208    4120     259307  SH         SOLE                242364    0     0
BEST BUY CO INC CMN                COMMON STOCK     086516101   14055     500000  SH    PUT  SOLE                500000    0     0
CAE INC CAD NPV COM (USD)          COMMON STOCK     124765108     315      47500  SH         SOLE                 47500    0     0
CAPSTONE TURBINE CORP              COMMON STOCK     14067D102    1444    1718497  SH         SOLE               1718497    0     0
CASCAL N V                         COMMON STOCK     N1842P109    1568     389995  SH         SOLE                389995    0     0
CLEVELAND BIOLABS, INC CMN         COMMON STOCK     185860103       6       3000  SH         SOLE                  3000    0     0
COMPANHIA DE SANEAMENTO BASI       ADR              20441A102    2999     123880  SH         SOLE                123880    0     0
COMPANHIA VALE DO RIO DOCE         ADR              204412209    6055     500000  SH   CALL  SOLE                500000    0     0
DIGITAL RECORDERS IN C COM STK     COMMON STOCK     23330F109     191     175429  SH         SOLE                175429    0     0
EMBRAER-EMPRESA BRAS ILEIRA DE     COMMON STOCK     29081M102     486      30000  SH   CALL  SOLE                 30000    0     0
ENERGYSOLUTIONS INC                DEPOSITARY SH    292756202    9297    1677238  SH         SOLE               1677238    0     0
EXELON CORP                        COMMON STOCK     30161N101    2124      38200  SH         SOLE                 38200    0     0
FLOTEK INDS INC DEL                COMMON STOCK     343389102    1381     547940  SH         SOLE                547940    0     0
FOSTER WHEELER LTD                 SHS NEW          G36535139    2034      87000  SH         SOLE                 87000    0     0
FREEPORT-MCMORAN COPPER & GOLD CMN COMMON STOCK     35671D857    6110     250000  SH   CALL  SOLE                250000    0     0
FUELCELL ENERGY INC                COMMON STOCK     35952H106    2323     598697  SH         SOLE                598697    0     0
GENERAL CABLE CORP D EL NEW CO     COMMON STOCK     369300108    1024      57864  SH         SOLE                 57864    0     0
GOODRICH CORP COM STK              COMMON STOCK     382388106    2360      63750  SH         SOLE                 63750    0     0
GOODYEAR TIRE & RUBR CO            COMMON STOCK     382550101    1081     181100  SH         SOLE                181100    0     0
HARRIS CORP DEL COM STK            COMMON STOCK     413875105    3025      79512  SH         SOLE                 79512    0     0
HARRIS CORP DEL COM STK            COMMON STOCK     413875105     761      20000  SH   CALL  SOLE                 20000    0     0
HECKMANN CORP                      *W EXP 11/09/201 422680116    1007     875842  SH         SOLE                875842    0     0
HEICO CORP NEW CL A COM STK        COMMON STOCK     422806208    2460      84959  SH         SOLE                 84959    0     0
HEXCEL CORPORATION COM STK         COMMON STOCK     428291108     259      35075  SH         SOLE                 35075    0     0
HILL INTERNATIONAL INC             COMMON STOCK     431466101    2565     364292  SH         SOLE                364292    0     0
HONEYWELL INTERNATIO NAL INC C     COMMON STOCK     438516106     492      15000  SH   CALL  SOLE                 15000    0     0
HUGHES COMMUNICATION S INC COM     COMMON STOCK     444398101     845      53007  SH         SOLE                 53007    0     0
ICF INTERNATIONAL IN C             COMMON STOCK     44925C103     368      14975  SH         SOLE                 14975    0     0
KBR INC                            COMMON STOCK     48242W106    4075     268100  SH         SOLE                 71900    0     0
KOHL'S CORP (WISCONSIN) CMN        COMMON STOCK     500255104   18100     500000  SH    PUT  SOLE                500000    0     0
LADISH INC COM STK                 COMMON STOCK     505754200     348      25113  SH         SOLE                 25113    0     0
LIMCO-PIEDMONT INC                 COMMON STOCK     53261T109     422     139393  SH         SOLE                139393    0     0
LOCKHEED MARTIN CORP COM STK       COMMON STOCK     539830109     366       4350  SH         SOLE                  4350    0     0
LSB INDS INC                       COMMON STOCK     502160104    1949     234229  SH         SOLE                234229    0     0
MCDERMOTT INTL INC                 COMMON STOCK     580037109    2997     303300  SH   CALL  SOLE                303300    0     0
MCDERMOTT INTL INC                 COMMON STOCK     580037109    1317     133300  SH   CALL  SOLE                133300    0     0
MERCURY COMPUTER SYS INC COM       COMMON STOCK     589378108     653     103425  SH         SOLE                103425    0     0
MIDDLESEX WATER CO                 COMMON STOCK     596680108    4910     284969  SH         SOLE                284969    0     0
NAVIOS MARITIME ACQUIS CORP        UNIT 99/99/9999  Y62159127    2080     235000  SH         SOLE                235000    0     0
NAVIOS MARITIME PARTNERS L P       UNIT LPI         Y62267102     419      58691  SH         SOLE                 58691    0     0
NAVIOS MARITIME PARTNERS L P U     COMMON STOCK     Y62267102    3511     491745  SH         SOLE                491745    0     0
NORTHROP GRUMMAN COR P COM STK     COMMON STOCK     666807102    2074      46050  SH         SOLE                 46050    0     0
ROCKWELL COLLINS INC DEL COM       COMMON STOCK     774341101     416      10640  SH         SOLE                 10640    0     0
RRSAT GLOBAL COMM NTWRK LTD        COMMON STOCK     M8183P102     643      55839  SH         SOLE                 55839    0     0
SOUTHWEST WTR CO                   COMMON STOCK     845331107    1573     488581  SH         SOLE                488581    0     0
SPIRIT AEROSYSTEMS HLDGS INC C     COMMON STOCK     848574109     281      27600  SH         SOLE                 27600    0     0
SRA INTERNATIONAL IN C CL A CO     COMMON STOCK     78464R105     458      26550  SH         SOLE                 26550    0     0
STANDARD & POORS DEP RCPTS SPDR    COMMON STOCK     78462F103   45120     500000  SH   CALL  SOLE                500000    0     0
STANDARD & POORS DEP RCPTS SPDR    COMMON STOCK     78462F103   45120     500000  SH   CALL  SOLE                500000    0     0
STAR BULK CARRIERS CORP            *W EXP 12/16/200 Y8162K113      51     283813  SH         SOLE                283813    0     0
TEEKAY LNG PARTNERS L P            PRTNRSP UNITS    Y8564M105    1355      90664  SH         SOLE                 90664    0     0
Textron Inc COM STK                COMMON STOCK     883203101    1387     100000  SH   CALL  SOLE                100000    0     0
TRIUMPH GROUP INC NE W COM STK     COMMON STOCK     896818101     296       6960  SH         SOLE                  6960    0     0
ULTRA PETROLEUM CORP               COMMON STOCK     903914109    1667      48300  SH         SOLE                 48300    0     0
UNITED TECHNOLOGIES CORP           COMMON STOCK     913017109     750      14000  SH         SOLE                 14000    0     0
WESTPORT INNOVATIONS INC           COMMON STOCK     960908309    2680     525508  SH         SOLE                525508    0     0